INTANGIBLE LEASE ASSETS AND LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Intangible Lease Assets And Liabilities [Abstract]
INTANGIBLE LEASE ASSETS AND LIABILITIES

NOTE 5 — INTANGIBLE LEASE ASSETS AND LIABILITIES

Intangible lease assets and liabilities consisted of the following as of June 30, 2020 and December 31, 2019 (in thousands, except weighted average life remaining):

	June 30, 2020	December 31, 2019
Intangible lease assets:
In-place leases and other intangibles, net of accumulated amortization of $126,962 and $111,670, respectively (with a weighted average life remaining of 9.9 years and 10.4 years, respectively)	$158,508	$164,724
Acquired above-market leases, net of accumulated amortization of $21,594 and $19,310, respectively (with a weighted average life remaining of 7.5 years and 7.9 years, respectively)	16,919	17,423

Total intangible lease assets, net	$175,427	$182,147

Intangible lease liabilities:

Acquired below-market leases, net of accumulated amortization of $30,736 and $25,800, respectively (with a weighted average life remaining of 6.8 years and 7.3 years, respectively)	$18,592	$20,523

Amortization of the above-market leases is recorded as a reduction to rental and other property income, and amortization expense for the in-place leases and other intangibles is included in depreciation and amortization in the accompanying condensed consolidated statements of operations. Amortization of below-market leases is recorded as an increase to rental and other property income in the accompanying condensed consolidated statements of operations.

The following table summarizes the amortization related to the intangible lease assets and liabilities for the three and six months ended June 30, 2020 and 2019 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
In-place lease and other intangible amortization	$5,615	$8,880	$11,555	$18,354
Above-market lease amortization	$729	$1,177	$1,637	$2,467
Below-market lease amortization	$1,267	$1,666	$2,666	$3,482

As of June 30, 2020, the estimated amortization relating to the intangible lease assets and liabilities is as follows (in thousands):

	Amortization
	In-Place Leases and Other Intangibles	Above-Market Leases	Below-Market Leases
Remainder of 2020	$11,043	$1,421	$2,476
2021	19,519	2,326	3,051
2022	18,025	2,138	2,522
2023	15,967	1,872	2,160
2024	14,161	1,411	1,645
Thereafter	79,793	7,751	6,738

Total	$158,508	$16,919	$18,592

NOTE 5 — INTANGIBLE LEASE ASSETS AND LIABILITIES

Intangible lease assets and liabilities consisted of the following as of December 31, 2019 and 2018 (in thousands, except weighted average life remaining):

	As of December 31,
	2019	2018
Intangible lease assets:
In-place leases and other intangibles, net of accumulated amortization of $111,670 and $184,532, respectively (with a weighted average life remaining of 10.4 years and 10.1 years, respectively)	$164,724	$307,895
Acquired above-market leases, net of accumulated amortization of $19,310 and $27,979, respectively (with a weighted average life remaining of 7.9 years and 8.4 years, respectively)	17,423	34,462

Total intangible lease assets, net	$182,147	$342,357

Intangible lease liabilities:
Acquired below-market leases, net of accumulated amortization of $25,800 and $34,732, respectively (with a weighted average life remaining of 7.3 years and 7.2 years, respectively)	$20,523	$36,418

Amortization of the above-market leases is recorded as a reduction to rental and other property income, and amortization expense for the in-place leases and other intangibles is included in depreciation and amortization in the accompanying consolidated statements of operations. Amortization of below-market leases is recorded as an increase to rental and other property income in the accompanying consolidated statements of operations.

The following table summarizes the amortization related to the intangible lease assets and liabilities for the years ended December 31, 2019, 2018, and 2017 (in thousands):

	Year Ended December 31,
	2019	2018	2017
In-place lease and other intangible amortization	$32,058	$45,559	$46,602
Above-market lease amortization	$4,315	$6,740	$7,304
Below-market lease amortization	$6,253	$8,448	$9,503

As of December 31, 2019, the estimated amortization relating to the intangible lease assets and liabilities is as follows (in thousands):

	Amortization
Year Ending December 31,	In-Place Leases and Other Intangibles	Above-Market Leases	Below-Market Leases
2020	$20,943	$2,753	$4,746
2021	$18,544	$2,175	$2,907
2022	$17,458	$2,005	$2,495
2023	$15,593	$1,768	$2,126
2024	$13,901	$1,326	$1,601
Thereafter	$78,285	$7,396	$6,648

Total	$164,724	$17,423	$20,523